PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Aerospace & Defense 1.4%
General Electric Co.	23,711	$4,073,076
HEICO Corp.	3,520	862,224
		4,935,300
Automobiles 1.7%
Tesla, Inc.*	23,073	5,764,789
Banks 0.2%
NU Holdings Ltd. (Brazil) (Class A Stock)*	55,980	844,738
Beverages 0.4%
PepsiCo, Inc.	7,914	1,314,357
Biotechnology 1.4%
AbbVie, Inc.	9,455	1,927,591
Exact Sciences Corp.*	12,583	867,346
Neurocrine Biosciences, Inc.*	7,542	907,076
Vertex Pharmaceuticals, Inc.*	1,915	911,502
		4,613,515
Broadline Retail 8.5%
Amazon.com, Inc.*	125,993	23,485,095
MercadoLibre, Inc. (Brazil)*	2,707	5,514,646
		28,999,741
Capital Markets 0.5%
Goldman Sachs Group, Inc. (The)	1,672	865,745
Houlihan Lokey, Inc.	5,257	908,252
		1,773,997
Commercial Services & Supplies 0.3%
Waste Management, Inc.	4,001	863,616
Communications Equipment 0.9%
Arista Networks, Inc.*	7,993	3,088,815

PGIM Jennison Diversified Growth Fund

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 0.3%
Comfort Systems USA, Inc.	2,214	$865,763
Consumer Finance 0.4%
American Express Co.	5,461	1,474,907
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale Corp.	8,246	7,208,488
Performance Food Group Co.*	10,722	871,163
Walmart, Inc.	19,974	1,636,869
		9,716,520
Electrical Equipment 0.3%
Eaton Corp. PLC	2,832	939,035
Electronic Equipment, Instruments & Components 0.9%
CDW Corp.	12,745	2,398,991
Keysight Technologies, Inc.*	5,648	841,609
		3,240,600
Entertainment 3.9%
Netflix, Inc.*	16,411	12,407,208
Walt Disney Co. (The)	9,116	876,959
		13,284,167
Financial Services 4.5%
Mastercard, Inc. (Class A Stock)	13,982	6,985,267
Shift4 Payments, Inc. (Class A Stock)*(a)	9,670	874,555
Visa, Inc. (Class A Stock)	26,515	7,685,373
		15,545,195
Ground Transportation 1.4%
Saia, Inc.*	1,838	898,065
Uber Technologies, Inc.*	55,462	3,996,037
		4,894,102
Health Care Equipment & Supplies 0.8%
Dexcom, Inc.*	12,130	854,922

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Insulet Corp.*	3,771	$873,100
Intuitive Surgical, Inc.*	1,697	855,016
		2,583,038
Hotels, Restaurants & Leisure 2.9%
Airbnb, Inc. (Class A Stock)*	19,617	2,644,175
Darden Restaurants, Inc.	5,413	866,188
Domino’s Pizza, Inc.	5,076	2,100,094
Hilton Worldwide Holdings, Inc.	3,666	860,960
Marriott International, Inc. (Class A Stock)	10,587	2,752,832
Texas Roadhouse, Inc.	4,538	867,303
		10,091,552
Household Durables 0.3%
TopBuild Corp.*	2,462	870,022
Household Products 0.3%
Procter & Gamble Co. (The)	5,413	894,119
Insurance 0.8%
Progressive Corp. (The)	11,855	2,878,750
Interactive Media & Services 10.5%
Alphabet, Inc. (Class A Stock)	90,317	15,454,142
Meta Platforms, Inc. (Class A Stock)	34,798	19,750,649
Pinterest, Inc. (Class A Stock)*	27,021	858,997
		36,063,788
IT Services 0.9%
Gartner, Inc.*	2,797	1,405,492
MongoDB, Inc.*	3,200	865,280
Snowflake, Inc. (Class A Stock)*	7,402	849,898
		3,120,670
Machinery 0.8%
Caterpillar, Inc.	7,641	2,874,544

PGIM Jennison Diversified Growth Fund

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Media 0.6%
Trade Desk, Inc. (The) (Class A Stock)*	16,832	$2,023,375
Oil, Gas & Consumable Fuels 0.4%
Cheniere Energy, Inc.	7,924	1,516,495
Pharmaceuticals 7.2%
AstraZeneca PLC (United Kingdom), ADR	29,866	2,124,966
Eli Lilly & Co.	13,112	10,879,551
Merck & Co., Inc.	56,670	5,798,474
Novo Nordisk A/S (Denmark), ADR	53,387	5,976,675
		24,779,666
Semiconductors & Semiconductor Equipment 18.3%
Advanced Micro Devices, Inc.*	34,422	4,959,177
Applied Materials, Inc.	23,271	4,225,548
Broadcom, Inc.	96,888	16,448,676
Lam Research Corp.	49,693	3,694,675
NVIDIA Corp.	250,632	33,273,904
		62,601,980
Software 16.7%
Adobe, Inc.*	12,959	6,195,439
Cadence Design Systems, Inc.*	12,905	3,563,329
Crowdstrike Holdings, Inc. (Class A Stock)*	10,724	3,183,634
Datadog, Inc. (Class A Stock)*	6,811	854,372
DocuSign, Inc.*	33,059	2,293,633
Fair Isaac Corp.*	434	865,010
Microsoft Corp.	57,856	23,509,785
Oracle Corp.	34,563	5,801,054
Palo Alto Networks, Inc.*	7,326	2,639,777
Salesforce, Inc.	15,718	4,579,754
ServiceNow, Inc.*	2,953	2,755,119
Synopsys, Inc.*	1,657	851,052
		57,091,958
Specialized REITs 0.3%
American Tower Corp.	4,117	879,144

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 2.4%
Home Depot, Inc. (The)	9,846	$3,876,862
Industria de Diseno Textil SA (Spain)	17,688	1,008,476
O’Reilly Automotive, Inc.*	747	861,396
Ross Stores, Inc.	6,309	881,493
TJX Cos., Inc. (The)	13,885	1,569,422
		8,197,649
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	84,303	19,044,891
Textiles, Apparel & Luxury Goods 0.5%
adidas AG (Germany)	6,711	1,607,226

Total Long-Term Investments (cost $183,413,044)		339,278,024

Short-Term Investments 1.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	4,611,348	4,611,348
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $896,838; includes $892,698 of cash collateral for securities on loan)(b)(wb)	897,287	896,839

Total Short-Term Investments (cost $5,508,186)		5,508,187

TOTAL INVESTMENTS 100.7% (cost $188,921,230)		344,786,211
Liabilities in excess of other assets (0.7)%		(2,241,407)

Net Assets 100.0%		$342,544,804

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.

PGIM Jennison Diversified Growth Fund

PGIM Jennison Diversified Growth Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $868,224; cash collateral of $892,698 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).